FINANCIAL INSTRUMENTS CLASSIFICATION	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS CLASSIFICATION [Abstract]
FINANCIAL INSTRUMENTS CLASSIFICATION
33	FINANCIAL INSTRUMENTS CLASSIFICATION

The table below shows the carrying amounts of the financial assets and liabilities captions in the consolidated statement of financial position, by categories as defined under IFRS 9 as of December 31,2022 and 2021:

	2022						2021
	Financial assets and liabilities at fair value through profit or loss		Financial assets at fair value through other comprehensive income				Financial assets and liabilities at fair value through profit or loss		Financial assets at fair value through other comprehensive income
	Investments and derivates	Investments designated at inception	Investments	Investments designated at inception	Financial assets and liabilities measured at amortized cost	Total	Investments and derivates	Investments designated at inception	Investments	Investments designated at inception	Financial assets and liabilities measured at amortized cost	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets

Cash and due from banks	–	–	–	–	34,183,840	34,183,840	–	–	–	–	39,320,740	39,320,740
Cash collateral, reverse repurchase agreements and securities borrowings	–	–	–	–	1,101,856	1,101,856	–	–	–	–	1,766,948	1,766,948
At fair value through profit or loss	4,199,334	–	–	–	–	4,199,334	5,928,538	–	–	–	–	5,928,538
Investments at fair value through other comprehensive income, Note 6(b)	–	–	30,449,806	336,355	–	30,786,161	–	–	34,380,557	377,886	–	34,758,443
Amortized cost investments	–	–	–	–	10,445,729	10,445,729	–	–	–	–	8,265,559	8,265,559
Loans, net	–	–	–	–	140,753,972	140,753,972	–	–	–	–	139,120,104	139,120,104
Financial assets designated at fair value through profit or loss	–	768,801	–	–	–	768,801	–	987,082	–	–	–	987,082
Premiums and other policies receivable	–	–	–	–	913,124	913,124	–	–	–	–	921,103	921,103
Accounts receivable from reinsurers and coinsurers	–	–	–	–	1,106,674	1,106,674	–	–	–	–	1,198,379	1,198,379
Due from customers on banker’s acceptances	–	–	–	–	699,678	699,678	–	–	–	–	532,404	532,404
Other assets, Note 13(a)	1,478,726	–	–	–	1,755,899	3,234,625	1,661,628	–	–	–	1,809,431	3,471,059
	5,678,060	768,801	30,449,806	336,355	190,960,772	228,193,794	7,590,166	987,082	34,380,557	377,886	192,934,668	236,270,359

Liabilities

Deposits and obligations	–	–	–	–	147,020,787	147,020,787	–	–	–	–	149,596,545	149,596,545
Payables from repurchase agreements and securities lending	–	–	–	–	12,966,725	12,966,725	–	–	–	–	22,013,866	22,013,866
Due to banks and correspondents	–	–	–	–	8,937,411	8,937,411	–	–	–	–	7,212,946	7,212,946
Due from customers on banker’s acceptances	–	–	–	–	699,678	699,678	–	–	–	–	532,404	532,404
Accounts payable to reinsurers and coinsurers	–	–	–	–	420,094	420,094	–	–	–	–	463,825	463,825
Lease liabilities	–	–	–	–	578,074	578,074	–	–	–	–	655,294	655,294
Financial liabilities at fair value through profit or loss	191,010	–	–	–	–	191,010	337,909	–	–	–	–	337,909
Bonds and notes issued	–	–	–	–	17,007,194	17,007,194	–	–	–	–	17,823,146	17,823,146
Other liabilities, Note 13(a)	1,345,665	–	–	–	4,065,297	5,410,962	1,524,761	–	–	–	3,845,852	5,370,613
	1,536,675	–	–	–	191,695,260	193,231,935	1,862,670	–	–	–	202,143,878	204,006,548